Business Combination (Details Narrative)			3 Months Ended	12 Months Ended
	Nov. 26, 2020 USD ($)	Nov. 26, 2019 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Jul. 09, 2021 CAD ($)	Jun. 24, 2021 USD ($) $ / shares	Mar. 02, 2021	Jun. 30, 2020 $ / shares
Business Acquisition [Line Items]
Business combination consideration				$ 105,000
Interest rate								1.00%
Issuance of common stock on acquisition			$ 2,271,804		$ 2,590,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001		$ 2.30		$ 0.0001
Gross margin percentage				11.60%
Selling cost percentage				4.40%
November, 2018 to November, 2019 [Member]
Business Acquisition [Line Items]
Issuance of common stock on acquisition				$ 1,000,000
Common stock, par value | $ / shares				$ 2.00
Three Mortgage Loans [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Loans outstanding						$ 490,000
One Commercial Loan [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Loans outstanding						$ 60,000
Common Stock [Member]
Business Acquisition [Line Items]
Issuance of common stock on acquisition			$ 99		$ 130
Coastal Pride Company, Inc [Member]
Business Acquisition [Line Items]
Business combination, issuance		$ 2,590,000
Business combination number of shares | shares		1,295,000		1,295,000
Coastal Pride Company, Inc [Member] | Merger [Member]
Business Acquisition [Line Items]
Cash		$ 49,535
Business combination number of shares | shares		87,700
Business combination cost		$ 175,400
Business combination legal fees		$ 110,176
Coastal Pride Company, Inc [Member] | Merger [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business combination number of shares | shares		30,321
Coastal Pride Company, Inc [Member]
Business Acquisition [Line Items]
Business combination consideration		$ 3,700,000
Cash		$ 394,600
Business combination sales percentage		25.00%
Issuance of common stock on acquisition	$ 2,590,000
Coastal Pride Company, Inc [Member] | Unsecured Promissory Note [Member]
Business Acquisition [Line Items]
Business combination, issuance		$ 500,000
Interest rate		4.00%
Coastal Pride Company, Inc [Member] | Unsecured Convertible Promissory Note [Member]
Business Acquisition [Line Items]
Business combination, issuance		$ 210,000
Interest rate		4.00%
Taste of BC Aquafarms Inc [Member] | Merger [Member]
Business Acquisition [Line Items]
Business acquisition, transaction costs							$ 31,000